Basis of presentation	12 Months Ended
Dec. 31, 2022
Text Block [Abstract]
Basis of presentation
2.	Basis of presentation
The consolidated financial statements of the Group have been prepared in accordance with International Financial Reporting Standards (“IFRS”) as issued by the International Accounting Standards Board (“IASB”), taking into account the recommendations of the International Financial Reporting Standards Interpretations Committee (“IFRS IC”). The consolidated financial statements are presented in Euro. Amounts are stated in thousands of Euros, unless otherwise indicated. For technical reasons, the information provided in these financial statements may contain rounding differences of +/- one unit.
The subsidiaries Immatics Biotechnologies GmbH and Immatics US Inc., are fully consolidated from the date upon which control was transferred to Immatics N.V. All intra-company assets and liabilities, equity, income, expenses and cash flows relating to transactions between the Group are eliminated in full upon consolidation.
The consolidated statement of profit or loss is prepared based on the function of expense method. The financial statements were prepared in accordance with the historical cost principle and on a going concern basis. This excludes financial liabilities for warrants, which are measured at fair value. The presentation in the consolidated statement of financial position distinguishes between current and non-current
assets and liabilities. Assets are classified as current if it is expected to realise to sell or consume the asset in its normal operating cycle. Liabilities are classified as current if it is due within one year.
The reporting period for Immatics N.V. and its subsidiaries corresponds with the calendar year. The reporting period 2022 began on January 1, 2022 and ended on December 31, 2022.
On July 1, 2020 and as part of the ARYA Merger, the
non-controlling
interest of MD Anderson in Immatics US, Inc. was exchanged for ordinary shares in Immatics N.V. See Note 3 for further details. The consolidated financial statements comprise the financial statements of Immatics N.V. and its wholly-owned subsidiaries Immatics Biotechnologies GmbH and Immatics US Inc.

2.1	Going concern
Since inception, the Group’s activities have consisted primarily of raising capital and performing research and development activities to advance its technologies. The Group is still in the development phase and has not yet marketed any products commercially. Immatics’ ongoing success depends on the successful development and regulatory approval of its products and its ability to finance operations. The Group will seek additional funding to reach its development and commercialization objectives.
The Group plans to seek funds through further private or public equity financings, debt financings, collaboration agreements and marketing, distribution or licensing arrangements. The Group may not be able to obtain financing or enter into collaboration or other arrangements on acceptable terms. If the Group is unable to obtain funding, it could be forced to delay, reduce or eliminate some or all of its research and development programs, product portfolio expansion or commercialization efforts, which could adversely affect its business prospects. However, Immatics’ cash and cash equivalents, bonds as well as short-term deposits will be sufficient to fund operating expenses and capital expenditure requirements for at least twelve months from the issuance date of the financial statements.
The accompanying consolidated financial statements have been prepared on a going concern basis. This contemplates the Group will continue in operation for the foreseeable future and will be able to realize its assets and discharge its liabilities in the normal course of operations. The consolidated financial statements do not reflect any adjustments relating to the recoverability and classification of assets or the amounts and classification of liabilities that would be necessary, was the Group unable to continue as a going concern.

2.2	COVID-19
In December 2019, a novel strain of coronavirus
(“COVID-19”)
emerged. In response, many countries and businesses instituted travel restrictions, quarantines, and office closures. With
COVID-19
vaccines becoming more broadly available, most of our employees have returned to onsite work. However, there can be no assurance that future developments regarding the spread of
COVID-19
will not result in a negative impact of the Group’s ability to conduct clinical trials, including potential delays and restrictions on the Group’s ability to recruit and retain patients and the availability of principal investigators and healthcare employees. We will continue to closely monitor the effects of the pandemic.
2.3 Russian-Ukraine Conflict and macroeconomic environment
The conflict between Russia and Ukraine has resulted, and is expected to further result, in significant disruption, instability and volatility in global markets, as well as higher energy and other commodity prices. Since the Company is not currently conducting any business or receiving any material services from vendors located in Russia or Ukraine, it does not expect that the ongoing war will have a direct impact on its operations in the near term. However, the Company may be indirectly affected by price increases or certain fiscal policy changes in Germany, such as new tax legislation, economic sanctions and comparable measures.